Commitments - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 04, 2021	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021
Loss Contingencies [Line Items]
Deferred underwriting commission per unit				$ 0.35
Deferred underwriting fee payable				$ 9,660,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares	3,600,000
IPO [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares	27,600,000	24,000,000
Stock issued, purchase price	$ 10.00	$ 10.00
Payments for underwriting expense	$ 5,520,000
IPO [Member] | Underwriters Over Allotment Option [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares		27,600,000
Underwriters [Member]
Loss Contingencies [Line Items]
Deferred underwriting commission per unit		$ 0.35
Deferred underwriting fee payable		$ 8,400,000
Underwriters [Member] | Underwriters Over Allotment Option [Member]
Loss Contingencies [Line Items]
Deferred underwriting fee payable		$ 9,660,000
Underwriters [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares		3,600,000
Option vesting period		45 days
Underwriters [Member] | IPO [Member]
Loss Contingencies [Line Items]
Underwriting Discount Payable Per Unit		$ 0.20
Payments for underwriting expense		$ 4,800,000
Underwriters [Member] | IPO [Member] | Underwriters Over Allotment Option [Member]
Loss Contingencies [Line Items]
Payments for underwriting expense		$ 5,520,000
Common Class A [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares			27,600,000
Common Class A [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares	3,600,000	27,600,000
Common Class A [Member] | IPO [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares	27,600,000	24,000,000
Stock issued, purchase price	$ 10.00	$ 10.00
Common Class A [Member] | Amended Forward Contracts [Member]
Loss Contingencies [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				2,300,000
Common Class A [Member] | Anchor Investor [Member] | Amended Forward Contracts [Member]
Loss Contingencies [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				2,700,000
Sale of Stock, Price Per Share				$ 10.00
Common Class B [Member] | Anchor Investor [Member] | Forward Contracts [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares		0		0
Class A Common Stock And Redeemable Warrant [Member] | Anchor Investor [Member] | Forward Contracts [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares		5,000,000		5,000,000
Stock issued, exercise price		$ 11.50		$ 11.50
Stock issued, purchase price		$ 10.00		$ 10.00